Stated Capital - Narrative (Detail)	12 Months Ended
	Dec. 31, 2025 votesPerShare shares	Dec. 31, 2024 shares
Disclosure of classes of share capital [line items]
Number of votes per share | votesPerShare	1
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Acquisition of treasury shares (in shares)	1,089,671	0
Issue of treasury shares to employees (in shares)	483,964	0
Gold Fields Ltd | Minimum
Disclosure of classes of share capital [line items]
Percentage of economic interest held by non controlling interest holders	5.00%
Top of Range
Disclosure of classes of share capital [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Buy back of ordinary shares during any financial year as percentage of issued share capital	5.00%